Risk Management and Derivative Instruments - Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Asset Derivatives, Net recorded fair value	$ 51,800
Short-term Derivative Instruments | Commodity Derivatives
Derivative [Line Items]
Asset Derivatives, Gross fair value	28,543	$ 4	$ 7,108
Asset Derivatives, Netting arrangements	(351)	(4)	(32)
Asset Derivatives, Net recorded fair value	28,192		7,076
Liability Derivatives, Gross fair value	1,173	14,091	32
Liability Derivatives, Netting arrangements	(351)	(4)	(32)
Liability Derivatives, Net recorded fair value	822	14,087
Long-term Derivative Instruments | Commodity Derivatives
Derivative [Line Items]
Asset Derivatives, Gross fair value	24,836	3	2,656
Asset Derivatives, Netting arrangements	(401)	(3)	(216)
Asset Derivatives, Net recorded fair value	24,435		2,440
Liability Derivatives, Gross fair value	450	8,094	216
Liability Derivatives, Netting arrangements	(401)	(3)	$ (216)
Liability Derivatives, Net recorded fair value	$ 49	$ 8,091